Operating Leases (Tables)	12 Months Ended
Jul. 31, 2022
Deferred Charges [Abstract]
Schedule of revenues by lease and non-lease components
	Years Ended July 31,
	2022	2021
Base rent - fixed	$19,534,802	$18,355,925
Reimbursements of common area costs (cam)	839,950	751,618
Non-lease components (real estate taxes)	1,021,283	1,105,336
Rental income	$21,396,035	$20,212,879

	Years Ended July 31,
	2022	2021
Base rent - fixed
Company owned property	$12,893,208	$11,798,456
Leased property	6,641,594	6,557,469
	19,534,802	18,355,925
Reimbursements of common area costs &
Non-lease components (real estate taxes)
Company owned property	1,234,537	1,237,614
Leased property	626,696	619,340
	1,861,233	1,856,954
Total	$21,396,035	$20,212,879

Schedule of future minimum non-cancelable rental income
	Company
	Owned	Leased
Year Ended July 31,	Property	Property	Total
2023	$11,302,148	$4,196,714	$15,498,862
2024	8,329,055	3,072,220	11,401,275
2025	7,979,794	2,689,008	10,668,802
2026	7,130,748	2,554,525	9,685,273
2027	6,419,818	2,411,741	8,831,559
After 2027	31,768,645	5,456,013	37,224,658
Total	$72,930,208	$20,380,221	$93,310,429

Schedule of operating lease right-of-use assets, liabilities and rent expense
	Operating	Operating	Monthly
	Lease Right-	Lease	Rent
	of-Use-Asset	Liability	Expense
Increase resulting from July 2022 lease modification	$94,412	$94,412	$2,563

Schedule of rental expense
	Years Ended July 31,
	2022	2021
Sublease income	$7,268,290	$7,176,809
Operating lease cost	(3,333,406)	(3,330,843)
Excess of sublease income over lease cost	$3,934,884	$3,845,966

Schedule of additional information related to leases
	Years Ended July 31,
	2022	2021
Other information:
Operating cash flows from operating leases	$2,116,363	$2,024,246

Schedule of annual undiscounted cash flows of the operating lease liabilities
Operating
Year ended July 31	Leases
2023	$2,132,945
2024	2,150,129
2025	2,167,284
2026	2,237,257
2027	2,328,731
Thereafter	23,257,001
Total undiscounted cash flows	34,273,347
Less: present value discount	(7,673,179)
Total Lease Liabilities	$26,600,168